PGIM Ultra Short Bond ETF Average Annual Total Returns		12 Months Ended	25 Months Ended		29 Months Ended		43 Months Ended		49 Months Ended	57 Months Ended	60 Months Ended	87 Months Ended		93 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	[2],[3]	Dec. 31, 2025	[4],[5]	Dec. 31, 2025	[6],[7]	Dec. 31, 2025 [8]	Dec. 31, 2025 [9]	Dec. 31, 2025	Dec. 31, 2025	[10],[11]	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30% [1]	5.95%		4.95%		2.57%		(0.13%)	0.34%	(0.36%) [1]	2.15%		1.99%	[1],[12]
ICE BofA US 3-Month Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%									3.17%			2.62%	[12]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		4.98%									3.84%			3.30%
Performance Inception Date	Apr. 05, 2018
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.96%									2.21%			1.90%
Performance Inception Date	Apr. 05, 2018
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.92%									2.23%			1.92%
Performance Inception Date	Apr. 05, 2018

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[6]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[7]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[8]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[9]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[10]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[11]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[12]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.